Warrants And Options	6 Months Ended
Jun. 30, 2012
Notes to Financial Statements
Warrants And Options

NOTE 5 – WARRANTS AND OPTIONS

Options Granted

On March 31, 2012, the Company granted an option to purchase 30,000 shares of common stock at $.50 per share exercisable for five (5) years to an employee per an employment agreement signed on March 1, 2012.  The fair value of the stock options are $1,177 and the Company recorded compensation expense.

On April 30, 2012, the Company granted options to purchase a total of 40,000 shares of common stock at $.50 per share exercisable for five (5) years to two employees per an employment agreement signed on March 1, 2012.  The fair value of the stock options are $2,916 and the Company recorded compensation expense.

On May 31, 2012, the Company granted options to purchase a total of 31,500 shares of common stock at $.50 per share exercisable for five (5) years to two employees per an employment agreement signed on March 1, 2012.  The fair value of the stock options are $4,781 and the Company recorded compensation expense.

On June 30, 2012, the Company granted options to purchase a total of 23,000 shares of common stock at $.50 per share exercisable for five (5) years to two employees per an employment agreement signed on March 1, 2012.  The fair value of the stock options are $2,975 and the Company recorded compensation expense.

On June 30, 2012, the Company granted options to purchase a total of 41,775 shares of common stock at $.01 per share exercisable for five (5) years to three employees per agreements signed on September 1, 2011.  The fair value of the stock options are $9,268 and the Company reduced the accrued salaries account.

On June 30, 2012, the Company granted an option to purchase a total of 300,000 shares of common stock at $1.00 per share exercisable for five (5) years to a director per an option agreement signed on June 30, 2012.  The fair value of the stock options are $45,431 and the Company recorded compensation expense.

The following is a summary of the status of all of the Company’s stock options as of June 30, 2012 and changes during the six months ended on that date:

	Number of Stock Options	Weighted- Average Exercise Price
Outstanding at January 1, 2012	4,082,489	$0.83
Granted	506,275	$0.72
Exercised	(278,750)	$0.01
Cancelled	(1,146,639)	$0.93
Outstanding at June 30, 2012	3,163,375	$0.85
Options exercisable at June 30, 2012	2,556,532	$0.70

During the six months ended June 30, 2012, the Company granted a total of 5,866,666 warrants that were issued as part of Units sold to investors for cash. Thus, there is no compensation expense.

On March 7, 2012, the Company granted warrants to purchase a total of 300,000 shares of common stock at $0.25 per share exercisable for five (5) years to two consultants per a consulting agreement signed on March 7, 2012.  The fair value of the stock options are $26,333 and the Company recorded consulting expense.

On June 20, 2012, the Company granted a warrant to purchase a total of 5,000 shares of common stock at $0.50 per share exercisable for five (5) years to a consultant per a consulting agreement signed on June 20, 2012.  The fair value of the stock options are $1,007 and the Company recorded consulting expense.

On June 28, 2012, the Company granted a warrant to purchase a total of 100,000 shares of common stock at $0.50 per share exercisable for five (5) years to a consultant per a consulting agreement signed on June 28, 2012.  The fair value of the stock options are $17,964 and the Company recorded consulting expense.

The following is a summary of the status of all of the Company’s stock warrants as of June 30, 2012 and changes during the six months ended on that date:

	Number of Stock Warrants	Weighted- Average Exercise Price
Outstanding at January 1, 2012	3,048,000	$1.16
Granted	6,271,666	$0.49
Exercised	—	$0.00
Cancelled	—	$0.00
Outstanding at June 30, 2012	9,319,666	$0.71